Divestiture (Details) $ in Millions, $ in Billions			3 Months Ended		9 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal			$ 106	$ 17	$ 109	$ 121
Deferred tax expense income	$ 315
WRB Refining LP
Disclosure of analysis of single amount of discontinued operations [line items]
Share of equity investment	50.00%	50.00%
Proceeds from disposal of oil and gas assets	$ 1,800	$ 1.3
Before-tax gain on disposal	106
Cash and cash equivalents in subsidiary or businesses acquired or disposed	3,000
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	$ (1,300)